Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 31,819	$ 76,619	$ 51,014	$ 78,917
Accounts receivable, net	204,131	221,872
Related party receivables	24,544	17,179
Inventories, net	232,926	202,412
Asset held for sale	1,355
Deferred tax assets	31,037	30,256
Other current assets	27,329	22,776
Total current assets	553,141	571,114
Property, plant and equipment, net	169,878	168,772
Goodwill	308,614	309,703
Other intangible assets, net	316,724	373,433
Deferred financing costs, net	12,357	14,622
Other long-term assets	1,568	4,115
Total assets	1,362,282	1,441,759
Current liabilities
Accounts payable	135,624	152,052
Current maturities of long-term debt	23,161	3,176
Related party payables	1,331	587
Product returns liability	39,954	42,031	45,400	46,000
Interest payable	4,458	13,081
Accrued expenses and other current liabilities	59,569	58,665
Total current liabilities	264,097	269,592
Long-term debt, less current maturities	685,696	687,860
Long-term related party payables	361	361
Pension and other post-retirement liabilities	57,896	62,256
Deferred tax liabilities	99,316	122,983
Other long-term liabilities	2,663	2,925
Total shareholder's equity (deficit)	252,253	295,782	268,399	271,161
Total liabilities and shareholder's equity	1,362,282	1,441,759
Eliminations [Member]
Current assets
Intercompany receivables - current	(237,834)	(237,446)
Total current assets	(237,834)	(237,446)
Investment in subsidiaries	(907,427)	(966,882)
Intercompany receivables - non-current	(100,005)	(105,071)
Total assets	(1,245,266)	(1,309,399)
Current liabilities
Intercompany payables - current	(237,834)	(237,446)
Total current liabilities	(237,834)	(237,446)
Intercompany payables - non-current	(100,005)	(105,071)
Total shareholder's equity (deficit)	(907,427)	(966,882)
Total liabilities and shareholder's equity	(1,245,266)	(1,309,399)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	15	1	1	1
Intercompany receivables - current	1,567
Other current assets	59
Total current assets	1,641	1
Investment in subsidiaries	153,404	195,733
Intercompany receivables - non-current	100,000	100,066
Total assets	255,045	295,800
Current liabilities
Related party payables	761	17
Accrued expenses and other current liabilities	2,031	1
Total current liabilities	2,792	18
Total shareholder's equity (deficit)	252,253	295,782
Total liabilities and shareholder's equity	255,045	295,800
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	12,626	3,026	3,026	61,565
Intercompany receivables - current	173,090	191,260
Deferred tax assets	1,466	1,456
Other current assets	2,330	2,156
Total current assets	189,512	197,898
Investment in subsidiaries	645,010	671,628
Deferred financing costs, net	12,357	14,622
Total assets	846,879	884,148
Current liabilities
Current maturities of long-term debt	23,000	3,000
Intercompany payables - current	730	1,317
Interest payable	4,458	13,081
Accrued expenses and other current liabilities	(3,135)	800
Total current liabilities	25,053	18,198
Long-term debt, less current maturities	685,354	687,379
Deferred tax liabilities	(16,932)	(17,162)
Total shareholder's equity (deficit)	153,404	195,733
Total liabilities and shareholder's equity	846,879	884,148
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	7,972	57,407	35,634	4,921
Intercompany receivables - current	35,536	25,594
Accounts receivable, net	183,674	203,577
Related party receivables	24,544	17,179
Inventories, net	200,781	173,253
Asset held for sale	1,355
Deferred tax assets	28,097	27,887
Other current assets	17,946	14,619
Total current assets	499,905	519,516
Property, plant and equipment, net	124,835	125,462
Investment in subsidiaries	109,013	99,521
Goodwill	278,570	278,569
Other intangible assets, net	310,754	366,333
Intercompany receivables - non-current	5	5,005
Other long-term assets	773	3,344
Total assets	1,323,855	1,397,750
Current liabilities
Accounts payable	112,621	119,775
Current maturities of long-term debt	159	176
Related party payables		191
Intercompany payables - current	204,637	213,079
Product returns liability	39,400	41,758
Accrued expenses and other current liabilities	50,859	51,773
Total current liabilities	407,676	426,752
Long-term debt, less current maturities	316	461
Long-term related party payables	361	361
Pension and other post-retirement liabilities	57,091	61,448
Deferred tax liabilities	111,724	135,140
Intercompany payables - non-current	100,000	100,066
Other long-term liabilities	1,677	1,894
Total shareholder's equity (deficit)	645,010	671,628
Total liabilities and shareholder's equity	1,323,855	1,397,750
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	11,206	16,185	12,353	12,430
Intercompany receivables - current	27,641	20,592
Accounts receivable, net	20,457	18,295
Inventories, net	32,145	29,159
Deferred tax assets	1,474	913
Other current assets	6,994	6,001
Total current assets	99,917	91,145
Property, plant and equipment, net	45,043	43,310
Goodwill	30,044	31,134
Other intangible assets, net	5,970	7,100
Other long-term assets	795	771
Total assets	181,769	173,460
Current liabilities
Accounts payable	23,003	32,277
Current maturities of long-term debt	2
Related party payables	570	379
Intercompany payables - current	32,467	23,050
Product returns liability	554	273
Accrued expenses and other current liabilities	9,814	6,091
Total current liabilities	66,410	62,070
Long-term debt, less current maturities	26	20
Pension and other post-retirement liabilities	805	808
Deferred tax liabilities	4,524	5,005
Intercompany payables - non-current	5	5,005
Other long-term liabilities	986	1,031
Total shareholder's equity (deficit)	109,013	99,521
Total liabilities and shareholder's equity	$ 181,769	$ 173,460